Employee and Personnel Costs (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Employee Benefits [Abstract]
Summary of Employee Benefits

The disclosure amounts are based on the expense recognized in the consolidated statement of operations.

	2024	2023	2022
Salaries and other remuneration	(139,244)	(150,026)	(151,444)
Social security costs	(20,011)	(23,255)	(24,241)
Share-based compensation(1)	(13,598)	(21,446)	(35,466)
Pension and post-employment benefits	(8,871)	(9,542)	(9,208)
Total	(181,724)	(204,269)	(220,359)

(1) Refer to Note 8 Share-based compensation for further details.

Key management compensation	2024	2023	2022
Short-term employee benefits(1)	(7,761)	(11,120)	(8,207)
Pension and post-employment benefits	(551)	(628)	(638)
Share-based compensation(2)	(7,979)	(9,151)	(19,011)
Social security costs	(1,546)	(3,404)	(3,780)
Total	(17,837)	(24,303)	(31,636)

(1) For the twelve months ended December 31, 2023, severance pay of $2.5 million was included in short-term employee benefits.

(2) Refer to Note 8 Share-based compensation for further details.

Summary of Employee Benefits Expenses by Function

7.1 Employee benefits expenses by function

	2024	2023	2022
Cost of goods sold	(37,240)	(37,671)	(51,106)
Research and development expenses	(11,645)	(12,431)	(13,739)
Selling, general and administrative expenses	(132,839)	(154,167)	(155,514)
Total	(181,724)	(204,269)	(220,359)